Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 235,007	₩ 243,029	₩ 245,047
Interest	(6,397)	538	3,277
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,415,031	2,453,353
Current service costs	235,007	243,029
Interest	71,348	52,118
Remeasurements :	(192,339)	(78,888)
- Loss (gain) from change in financial assumptions	(381,800)	(159,154)
- Loss (gain) from change in demographic assumptions	(621)	1,512
- Loss (gain) from change in others	190,082	78,754
Benefits paid	(300,353)	(253,208)
Others	(8,007)	(1,373)
End of year	₩ 2,220,687	₩ 2,415,031	₩ 2,453,353